UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2015

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEGALL BRYANT & HAMILL

Timely Investments...Timeless Dependability

Segall Bryant & Hamill Emerging Markets Fund
(Class A:  SBHEX)
(Class I:  SBEMX)

Segall Bryant & Hamill International Small Cap Fund
(Class A:  SBHSX)
(Class I:  SBSIX)

ANNUAL REPORT
October 31, 2015

Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund
Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill Emerging Markets Fund
Shareholder Letter	1
Fund Performance	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Segall Bryant & Hamill International Small Cap Fund
Shareholder Letter	16
Fund Performance	18
Schedule of Investments	19
Statement of Assets and Liabilities	32
Statement of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	49
Supplemental Information	50
Expense Example	56

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

IMST Annual Letter – SBHEX & SBEMX
As of October 31, 2015

SBH Emerging Markets (SBHEX & SBEMX):

The year to October 31, 2015 was a challenging one for Emerging Markets, with the benchmark MSCI Emerging Markets Index down 14.5%.  The strong dollar, a byproduct of the United States entering a tightening regime while much of the world is easing, added greatly to the decline for US dollar based investors as the index was only down 3.5% in local currency terms.  Although there was a wide spread of performance across the various markets, all but one country was down for the period, with Hungary the sole country in positive territory.  Brazil was a significant detractor with a return of -46% due to a brutal combination of plummeting prices for oil and metals (which are significant Brazilian exports), the re-election of the incumbent president seen to be less market-friendly than the challenger, a big corruption scandal engulfing the national oil champion Petrobras and a number of present and former government officials, and the general economic recession that resulted from all of these.  China surged 30% in the first half of the period, only to give back those gains on economic growth concerns, ending down 0.7%.  All sectors were negative for the period led by Energy (-27.9%), which suffered from the 40% decline in oil.  The Emerging Markets Class I portfolio returned -16.2% for the last 12 months, trailing the index by 1.7%.  For the 3 years ending October 31, 2015, the portfolio has performed in-line with the index, -3% vs. -2.9%.  Since inception returns slightly trail the benchmark at -4.5% vs. -4.3%.

We have been in a difficult environment for the portfolio since its launch in July 2011.  A persistent headwind has been value lagging growth, as measured by the MSCI Emerging Markets Value and Growth indices, for the 1 year/3 year/since July 2011 periods (each on an annualized basis) by -6.1%, -4.7%, and -3.5%, respectively.  This underperformance has put value 17% below the long-term trend of value’s typical outperformance over growth, requiring a 20.5% outperformance to return to trend.  As global economic growth concerns have persistently weighed on emerging markets, investors have continued to pay a premium for companies showing the most growth, bidding them up to higher multiples as more reasonably priced companies continue to languish.  As painful as it is when value underperforms, the silver lining is that valuation spreads, a measure of how wide the valuation gap is between cheap and expensive companies, have continued to widen and are at attractive levels.

The multifactor model we employ to manage the portfolio has value, momentum, and quality components.  Even with the headwind that value has provided, our stock selection model has been mostly flat over the 12 months ending 10/31/15 as the other factors have compensated for value’s underperformance.  Quality and momentum (both earnings and price) factors have performed well over the time period.  As would be expected with these stock model returns, stock selection within the portfolio has been neutral for the period.  Country allocation has been negative as some expensive countries that we are underweight became more expensive (India) while some of the less expensive countries that we overweight, Brazil in particular, continued to underperform.

540 W. Madison St. ~ Suite 1900 ~ Chicago, Illinois 60661 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

We are excited about the portfolio’s prospects headed into the New Year.  The reason that value works over the long-term is due to periods such as the last few years.  Value has historically rebounded strongly from these setbacks – when growth focused periods like 1999 or 2008 occur, they have invariably been followed by a 2000 or 2009, where buying more attractively priced stocks is again strongly rewarded.  We remain true to our approach so that when value once again returns to form, your portfolio will be appropriately positioned.

We are appreciative of your support.
Scott Decatur, Ph.D.
Principal, Senior Portfolio Manager
Nicolas C. Fedako, CFA
Associate Portfolio Manager

The views in this letter were as of October 31, 2015 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

The Fund’s principal risks are: Market Risk: The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  Equity Risk: Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate.  Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in or tied economically to developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. - Foreign Investment Risk: Foreign securities may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

540 W. Madison St. ~ Suite 1900 ~ Chicago, Illinois 60661 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling (866) 490-4999 and should be read carefully before investing.

540 W. Madison St. ~ Suite 1900 ~ Chicago, Illinois 60661 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

Segall Bryant & Hamill Emerging Markets Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 834 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2015	1 Year	3 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	-16.47%	-	-15.29%	06/30/14
Class I²	-16.19%	-3.00%	-4.46%	06/30/11
After deducting maximum sales charge
Class A¹	-21.23%	-	-18.93%	06/30/14
MSCI Emerging Markets Index	-14.53%	-2.87%	-4.34%	06/30/11

¹	The maximum sales charge for Class A shares were 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
²	Class I shares do not have an initial or contingent deferred sales charge.

The Fund acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (The “Predecessor Fund”), a series of Glenmede Fund Inc. on October 29, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the graph and the performance table above for the period prior to October 29, 2015, reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.
Gross and net expense ratios for the Class A shares were 3.52% and 1.48%, respectively, and for Class I shares were 3.27% and 1.23% respectively, which were the amounts stated in the current prospectus. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.48% and 1.23% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until October 23, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees. In absence of such waivers, the Fund’s returns would have been lower. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to Fund for a period ending three full fiscal years after the date of the waiver or payment.
Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS – 52.9%
	BRAZIL – 2.2%
1,240	Banco Bradesco S.A. - ADR	$6,746
100	Braskem S.A. - ADR	1,115
700	Cia Energetica de Minas Gerais - ADR	1,365
1,100	Itau Unibanco Holding S.A. - ADR	7,535
500	Telefonica Brasil S.A. - ADR	5,180
		21,941
	CHILE – 0.6%
300	Enersis S.A. - ADR	3,975
100	Sociedad Quimica y Minera de Chile S.A. - ADR	1,938
		5,913
	CHINA – 19.9%
7,000	361 Degrees International Ltd.	2,493
6,000	Agile Property Holdings Ltd.	3,275
25,000	Agricultural Bank of China Ltd. - Class H	10,257
8,000	Air China Ltd. - Class H	7,731
5,000	Bank of China Ltd. - Class H	2,368
3,000	Bank of Communications Co., Ltd. - Class H	2,222
4,000	Beijing Capital Land Ltd. - Class H	1,930
14,000	China CITIC Bank Corp. Ltd. - Class H *	9,086
4,000	China Communications Services Corp. Ltd. - Class H	1,610
33,000	China Construction Bank Corp. - Class H	23,971
18,000	China Everbright Bank Co., Ltd. - Class H	8,848
8,500	China Hongqiao Group Ltd.	4,442
6,000	China Lesso Group Holdings Ltd.	4,885
1,000	China Lilang Ltd.	854
500	China Merchants Bank Co., Ltd. - Class H	1,313
2,000	China Oriental Group Co., Ltd. *1	—
2,000	China Petroleum & Chemical Corp. - Class H	1,432
10,000	China Southern Airlines Co., Ltd. - Class H	8,503
9,600	China Zhongwang Holdings Ltd.	4,248
14,000	Chongqing Machinery & Electric Co., Ltd. - Class H	2,005
11,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	6,940
4,000	CIFI Holdings Group Co., Ltd.	857
9,000	CNOOC Ltd.	10,091
10,000	Country Garden Holdings Co., Ltd.	3,819
5,000	Geely Automobile Holdings Ltd.	2,690
1,000	Great Wall Motor Co., Ltd. - Class H	1,223
800	Guangzhou R&F Properties Co., Ltd. - Class H	797
4,000	Huadian Power International Corp. Ltd. - Class H	2,942
6,000	Huaneng Power International, Inc. - Class H	6,526
3,000	Huishang Bank Corp. Ltd. - Class H	1,293
26,000	Industrial & Commercial Bank of China Ltd. - Class H	16,605
2,000	Longfor Properties Co., Ltd.	2,689

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
7,000	Peak Sport Products Co., Ltd.	$2,113
1,000	Sinopec Engineering Group Co., Ltd. - Class H	864
2,000	Sunac China Holdings Ltd.	1,233
1,300	Tencent Holdings Ltd.	24,589
2,000	Tianneng Power International Ltd. *	1,455
3,500	Weiqiao Textile Co. - Class H	1,585
9,000	Xingda International Holdings Ltd.	2,009
100,000	Yuanda China Holdings Ltd.	4,903
3,000	Yuzhou Properties Co., Ltd.	720
		197,416
	COLOMBIA – 0.3%
100	Bancolombia S.A. - ADR	3,462

	GREECE – 1.2%
401	Aegean Airlines S.A.	3,109
277	Bank of Greece	2,939
200	Danaos Corp. *	1,240
336	Motor Oil Hellas Corinth Refineries S.A. *	4,134
		11,422
	HONG KONG – 5.5%
2,000	Chaoda Modern Agriculture Holdings Ltd. *	92
2,000	China Everbright Ltd.	4,733
68,000	China Lumena New Materials Corp. *1	—
6,000	China Metal Recycling Holdings Ltd. *1	—
1,500	China Mobile Ltd.	17,960
6,000	China Power International Development Ltd.	3,793
2,000	China Resources Power Holdings Co., Ltd.	4,547
38,000	CP Pokphand Co., Ltd.	4,560
2,500	Kingboard Laminates Holdings Ltd.	1,045
3,000	Lee & Man Paper Manufacturing Ltd.	1,873
8,000	Qingling Motors Co., Ltd. - Class H	2,580
2,000	Road King Infrastructure Ltd.	1,744
4,000	Shenzhen Investment Ltd.	1,626
2,500	Shimao Property Holdings Ltd.	4,413
6,000	Skyworth Digital Holdings Ltd.	4,459
2,500	Yingde Gases Group Co., Ltd.	1,119
		54,544
	HUNGARY – 0.6%
124	MOL Hungarian Oil & Gas PLC	5,607

	INDIA – 4.1%
26	Axis Bank Ltd. - GDR	940

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
211	Bajaj Holdings & Investment Ltd. - GDR	$5,085
981	Indiabulls Housing Finance Ltd. - GDR[1]	10,806
967	Indiabulls Real Estate Ltd. - GDR *1	923
400	Infosys Ltd. - ADR	7,264
143	Reliance Industries Ltd. - GDR [2]	4,104
900	Wipro Ltd. - ADR	11,142
		40,264
	INDONESIA – 0.4%
100	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	3,976

	MALAYSIA – 0.0%
34,000	KrisAssets Holdings Bhd *1	—

	MEXICO – 1.7%
3,400	Alpek S.A.B. de C.V.	4,909
1,000	Gentera S.A.B. de C.V.	1,842
1,200	Grupo Famsa S.A.B. de C.V. - Class A *	941
1,300	Grupo Mexico S.A.B. de C.V.	3,167
1,000	Industrias Bachoco S.A.B. de C.V.	4,564
700	Mexico Real Estate Management S.A. de C.V. - REIT	972
		16,395
	RUSSIAN FEDERATION – 2.5%
2,737	Gazprom PAO - ADR	11,523
343	Lukoil PJSC - ADR	12,451
86	PhosAgro OAO - GDR	1,161
		25,135
	SOUTH AFRICA – 6.0%
2,024	Accelerate Property Fund Ltd. - REIT	973
282	Barclays Africa Group Ltd.	3,619
220	Barloworld Ltd.	1,243
200	DataTec Ltd.	856
1,616	Delta Property Fund Ltd.	979
750	Emira Property Fund Ltd. - REIT	997
897	FirstRand Ltd.	3,292
1,388	Investec Property Fund Ltd. - REIT	1,584
191	Kumba Iron Ore Ltd.	827
417	Lewis Group Ltd.	1,804
511	Liberty Holdings Ltd.	5,005
72	MTN Group Ltd.	821
64	Naspers Ltd. - N Shares	9,374
132	Nedbank Group Ltd.	2,199
982	Octodec Investments Ltd.	1,809

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA (Continued)
723	RMB Holdings Ltd.	$3,525
2,667	SA Corporate Real Estate Fund Nominees Pty Ltd. - REIT	1,004
764	Standard Bank Group Ltd.	7,946
1,478	Telkom S.A. SOC Ltd.	7,764
171	Truworths International Ltd.	1,158
211	Vodacom Group Ltd.	2,284
		59,063
	TAIWAN – 2.8%
20	Foxconn Technology Co., Ltd.	53
300	Highwealth Construction Corp.	444
260	Hon Hai Precision Industry Co., Ltd.	693
500	Taiwan Land Development Corp.	165
1,200	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	26,352
		27,707
	THAILAND – 2.6%
6,430	AP Thailand PCL	1,085
1,400	Bangchak Petroleum PCL	1,417
1,200	Bangkok Expressway PCL	1,215
5,600	Cal-Comp Electronics Thailand PCL	501
10,477	Cal-Comp Electronics Thailand PCL - Class F	937
11,700	IRPC PCL	1,342
1,000	PTT Global Chemical PCL	1,567
17	Quality Houses PCL	1
1,200	Saha-Union PCL	1,282
25,100	Sansiri PCL	1,207
14,150	SC Asset Corp. PCL	1,146
250	Siam Cement PCL	3,191
500	Sri Ayudhya Capital PCL	510
2,000	Supalai PCL	1,062
1,400	Thai Oil PCL	2,135
3,300	Thai Vegetable Oil PCL	2,459
1,100	Thanachart Capital PCL	1,036
2,500	Tipco Asphalt PCL	2,987
1,000	Tisco Financial Group PCL	1,061
		26,141
	TURKEY – 2.5%
304	Aksa Akrilik Kimya Sanayii A.S.	1,116
1,009	Bolu Cimento Sanayii A.S. *	1,914
1,235	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,029
5,549	Is Yatirim Menkul Degerler A.S.	1,884
143	Koza Altin Isletmeleri A.S.	805

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	TURKEY (Continued)
167	Nuh Cimento Sanayi A.S.	$568
5,607	Saf Gayrimenkul Yatirim Ortakligi A.S. - REIT	1,769
1,125	Soda Sanayii A.S.	1,860
555	TAV Havalimanlari Holding A.S.	4,360
86	Tupras Turkiye Petrol Rafinerileri A.S. *	2,271
1,805	Turk Hava Yollari AO *	5,331
520	Yeni Gimat Gayrimenkul Ortakligi A.S.	2,247
		25,154
	TOTAL COMMON STOCKS (Cost $616,172)	524,140

	EXCHANGE-TRADED FUNDS – 47.0%
2,133	iShares MSCI Brazil Capped ETF	48,782
337	iShares MSCI Colombia Capped ETF	4,133
387	iShares MSCI Emerging Markets ETF	13,494
154	iShares MSCI Indonesia ETF	3,103
3,408	iShares MSCI Malaysia ETF	35,068
1,539	iShares MSCI Poland Capped ETF	31,442
497	iShares MSCI Qatar Capped ETF	10,733
2,882	iShares MSCI Russia Capped ETF	36,659
3,194	iShares MSCI South Korea Capped ETF	173,690
7,303	iShares MSCI Taiwan ETF	101,512
372	iShares MSCI UAE Capped ETF	6,406

	TOTAL EXCHANGE-TRADED FUNDS (Cost $471,092)	465,022

	TOTAL INVESTMENTS – 99.9% (Cost $1,087,264)	989,162
	Other assets in Excess of liabilities – 0.1%	743

	TOTAL NET ASSETS – 100.0%	$989,905

ADR – American Depositary Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Fair value under procedures established by the Board of Trustees, represents 1.18% of Net Assets.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,104.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	19.9%
Technology	7.7%
Energy	5.8%
Communications	4.8%
Consumer Discretionary	4.5%
Materials	4.0%
Industrials	2.6%
Utilities	2.3%
Consumer Staples	1.3%
Total Common Stocks	52.9%
Exchange-Traded Funds	47.0%
Total Investments	99.9%
Other assets in Excess of liabilitie	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2015

Assets
Investments, at value (cost $1,087,264)	$989,162
Foreign currency, at value (cost $11,335 )	11,293
Cash	1,787
Receivables:
Investment securities sold	4,107
Dividends and interest	2,864
Offering costs	35,670
Due from Advisor	2,442
Prepaid expenses	17,055
Total assets	1,064,380

Liabilities
Payables:
Investment securities purchased	8,094
Offering costs - Related Parties	20,311
Fund administration, fund accounting, transfer agent and custody fees	44,324
Affiliates	116
Shareholder servicing fees (Note 8)	17
Accrued other expenses	1,613
Total liabilities	74,475

Net Assets	$989,905

Components of Net Assets
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,724,738
Accumulated net investment income	44,673
Accumulated net realized loss on investments and foreign currency transactions	(680,745)
Net unrealized depreciation on:
Investments	(98,102)
Foreign currency translations	(659)
Net Assets	$989,905

Maximum Offering Price per Share*
Class A Shares:
Net assets applicable to shares outstanding	$7,980
Shares of beneficial interest issued and outstanding	1,154
Redemption Price	$6.91
Maximum sales charge (5.75% of offering price)**	0.42
Maximum public offering price to public	$7.33

Class I Shares:
Net assets applicable to shares outstanding	$981,925
Shares of beneficial interest issued and outstanding	141,832
Offering and redemption price per share	$6.92

*	Maximum Offering Price per Share based on unrounded net assets and shares outstanding.
**	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2015

Investment Income
Dividends (net of foreign withholding taxes of $16,220)	$130,735
Interest	37
Total investment income	130,772

Expenses
Fund administration, fund accounting, transfer agent and custody fees	193,378
Advisory fees	30,053
Miscellaneous	9,913
Registration fees	4,835
Shareholder reporting fees	4,516
Trustees' fees and expenses	3,203
Professional fees	3,041
Shareholder servicing fees - Class I (Note 8)	917
Shareholder servicing fees - Class A (Note 8)	73
Offering Costs	196

Total expenses	250,125
Advisory fees waived	(30,053)
Other expenses absorbed	(162,179)
Net expenses	57,893
Net investment income	72,879

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency
Net realized gain (loss) on:
Investments (net of foreign withholding taxes of $8,314)	(528,761)
Foreign currency transactions	3,156
Net realized loss	(525,605)
Net change in unrealized appreciation/depreciation on:
Investments	(69,385)
Foreign currency translations	6,765
Net change in unrealized appreciation/depreciation	(62,620)
Net realized and unrealized loss on investments and foreign currency	(588,225)

Net Decrease in Net Assets from Operations	$(515,346)

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the		For the
	Year Ended		Year Ended
	October 31, 2015		October 31, 2014
Increase (Decrease) in Net Assets from:
Operations
Net investment income	$72,879		$1,093,034
Net realized gain (loss) on investments, foreign currency transactions
and in-kind transactions	(525,605)		2,345,974
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	(62,620)		(5,262,270)
Net decrease in net assets resulting from operations	(515,346)		(1,823,262)

Distributions to Shareholders
From net investment income
Class A	(358)		(1,487)
Class I	(38,131)		(1,171,641)
From net realized gain
Class A	-		(4,170)
Class I	-		(2,586,343)
Tax return of capital
Class A	-		(920)
Class I	-		(570,599)
Total Distributions	(38,489)		(4,335,160)

Capital Transactions
Net proceeds from shares sold:
Class A	-		111,548
Class I	585,341	[1]	1,000,048
Reinvestment of distributions:
Class A	358	[1]	6,578
Class I	36,957	[1]	4,318,020
Cost of shares redeemed:
Class A	(86,278)	[1]	-
Class I2	(6,981,019)	[1]	(2,103,601)
Cost of shares redeemed in-kind:
Class I	-		(41,431,164)
Net decrease in net assets from capital transactions	(6,444,641)		(38,098,571)

Total decrease in net assets	(6,998,476)		(44,256,993)

Net Assets
Beginning of period	7,988,381		52,245,374
End of period	$989,905		$7,988,381

Accumulated net investment income (loss)	$44,673		$(6,447)

Capital Share Transactions
Shares sold:
Class A	-		11,867
Class I	86,543	[1]	104,938
Shares reinvested:
Class A	46	[1]	771
Class I	4,846	[1]	502,872
Shares redeemed:
Class A	(11,530)	[1]	-
Class I	(883,880)	[1]	(231,061)
Shares redeemed in-kind:
Class I	-		(5,028,330)
Net decrease from capital share transactions	(803,975)		(4,638,943)

[1]	With the Plan of Reorganization with respect to Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Acquiring Fund, Class IV shareholders received Class I shares of the Acquring Fund, respectively, effective as of the close of business on October 29, 2015. See Note 3 in the accompanying Notes to Financial Statements.
[2]	Net of redemption fees of $0 and $2,280, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance. For a capital share outstanding throughout each Period.	For the Year Ended	For the Period June 30, 2014* through
	October 31, 2015	October 31, 2014
Net asset value, beginning of period	$8.43	$9.40
Income from Investment Operations:
Net investment income[1]	0.12	0.08
Net realized and unrealized loss on investments	(1.50)	(0.50)
Total from investment operations	(1.38)	(0.42)

Less Distributions:
From net investment income	(0.14)	(0.13)
From net realized gain	-	(0.34)
Tax return of capital	-	(0.08)
Total distributions	(0.14)	(0.55)

Net asset value, end of period	$6.91	$8.43

Total return[2]	(16.47)%	(4.49)%	[3]

Ratios and Supplemental Data
Net assets, end of period (000's)	$8	$107

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.76%	1.48%	[4]
After fees waived and expenses absorbed	1.48%	1.48%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.92)%	2.34%	[4,5]
After fees waived and expenses absorbed	1.36%	2.34%	[4]

Portfolio turnover rate	95%	131%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance. For a capital share outstanding throughout each Period.	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Period June 30, 2011* through October 31, 2011
Net asset value, beginning of period	$8.44	$9.35		$8.74		$8.45		$10.00
Income from Investment Operations:
Net investment income[1]	0.13	0.20		0.22		0.15		0.09
Net realized and unrealized gain (loss) on investments	(1.49)	(0.34)		0.65		0.20		(1.72)
Total from investment operations	(1.36)	(0.14)		0.87		0.35		(1.63)

Less Distributions:
From net investment income	(0.16)	(0.21)		(0.19)		(0.24)		-
From net realized gain	-	(0.46)		(0.08)		-		-
Tax return of capital	-	(0.10)		-		-		-
Total distributions	(0.16)	(0.77)		(0.27)		(0.24)		-

Purchase Premium	-	-		0.01		0.18		0.08

Redemption fee proceeds[1]	-	-	[2]	-	[2]	-		-

Net asset value, end of period	$6.92	$8.44		$9.35		$8.74		$8.45

Total return[3]	(16.19)%	(1.44)%	[4]	10.49%		6.41%	[4]	(15.50)%	[5]

Ratios and Supplemental Data
Net assets, end of period (000's)	$982	$7,882		$52,245		$41,272		$2,151

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.42%	1.12%		1.11%		1.92%		8.12%	[6]
After fees waived and expenses absorbed	1.25%	1.12%		1.11%		1.25%		1.25%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.59)%	2.21%	[7]	2.50%	[7]	1.04%	[7]	(3.89)%	[6,7]
After fees waived and expenses absorbed	1.58%	2.21%		2.50%		1.71%		2.98%	[6]

Portfolio turnover rate	95%	131%		97%		86%		19%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Not annualized.
[6]	Annualized.
[7]	Unaudited.

See accompanying Notes to Financial Statements.

IMST Annual Letter – SBHSX & SBSIX
As of October 31, 2015

SBH International Small Cap (SBHSX & SBSIX):

International Small Cap markets were up for the last 12 months ending October 31, returning 8.5% as measured by the MSCI EAFE Small Cap index. On a regional basis, both Japan and Europe benefitted from easing measures from their central banks, rising 12.8% and 11.8% respectively. The United Kingdom benefitted from political stability following the general election on May 7th, returning 12.4% for the period. The only laggard was the Far East, with Australia (-17.0%), Hong Kong (-13.4%), and Singapore (-14.6%) suffering from a China slowdown and the resulting bear market in commodities. All sectors were positive in the index, save for Energy which suffered from the weakness in commodities, and Utilities. The International Small Cap Class I portfolio returned 4.6% for the last 12 months, trailing the index by -3.8%. Despite the disappointing performance of the last 12 months, the portfolio remains ahead on the trailing 3 years (+1.9%) and since the July 2011 inception (+1.7%) as of October 31, 2015.

The main culprit for this underperformance was the drag that our value input has had on our models. For the 12 months ending 10/31/15, value stocks underperformed growth stocks by 5.6% as measured by the MSCI EAFE Small Cap Value and Growth indices. In International Small Cap markets, value vs. growth is currently 10% below the long-term trend of value’s typical outperformance, requiring an 11% outperformance to return to trend. As growth has continued to be scarce in this universe, investors have continued to pay a premium for companies showing the most growth, bidding them up to higher multiples as more reasonably priced companies continue to languish. One positive result of this recent growth bias is that valuation spreads, a measure of how wide the valuation gap is between cheap and expensive companies, have continued to widen and are at attractive levels.

The multifactor model we employ to manage the portfolio has value, momentum, and quality components. Our portfolio construction is designed to be neutral to countries and sectors, which we see as driven by global macro events that are very difficult to consistently get right. Instead, we look to choose the best stocks within those groupings based on our model, striving for a well-diversified portfolio of securities that are incorrectly priced. While our other components have performed well over the last twelve months, with price momentum in particular being strong, they have not been strong enough to compensate for value. We describe our approach as being a three season portfolio, in that we expect to outperform in most market environments, save for when value is underperforming growth by a large degree. The reason that value works over the long-term is due to periods such as this where value suffers. Value has historically rebounded strongly from these setbacks – when growth-focused periods like 1999 or 2008 occur, they have invariably been followed by a 2000 or 2009, where buying more attractively priced stocks is again strongly rewarded. We remain true to our approach so that when value once again returns to form, your portfolio will be appropriately positioned.

540 W. Madison St. ~ Suite 1900 ~ Chicago, Illinois 60661 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

We are appreciative of your support.
Scott Decatur, Ph.D.
Principal, Senior Portfolio Manager
Nicolas C. Fedako, CFA
Associate Portfolio Manager

The views in this letter were as of October 31, 2015 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

The Fund’s principal risks are: Market Risk: The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity Risk: Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Small- and Mid-Cap Company Risk: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. Foreign Investment Risk: Foreign securities may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling (866) 490-4999 and should be read carefully before investing.

540 W. Madison St. ~ Suite 1900 ~ Chicago, Illinois 60661 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

Segall Bryant & Hamill International Small Cap Fund
FUND PERFORMANCE at October 31, 2015 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI EAFE Small Cap Index.  Results include the reinvestment of all dividends and capital gains.

The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding U.S. and Canada. The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2015	1 Year	3 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	4.47%	-	-3.00%	06/30/14
Class I²	4.61%	13.93%	7.37%	05/31/11
After deducting maximum sales charge
Class A¹	-1.57%	-	-7.21%	06/30/14
MSCI EAFE Small Cap Index	8.45%	12.01%	5.69%	05/31/11

¹	The maximum sales charge for Class A shares were 5.75% . No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
²	Class I shares do not have initial or contingent deferred sales charge.

The Fund acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund.  Performance results show in the graph and the performance table above for the period prior to October 29, 2015, reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Class A shares were 1.98% and 1.28%, respectively and for Class I shares were 1.73% and 1.03% respectively, which were the amounts stated in the current prospectus.  The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual Fund operating expenses do not exceed 1.28% and 1.03% of the average daily net assets of the Fund’s Class A and Class I shares, respectively.  This agreement is in effect until October 23, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS – 98.9%
	AUSTRALIA – 5.2%
80,379	Abacus Property Group - REIT	$187,434
17,589	Adelaide Brighton Ltd.	52,555
7,597	Cabcharge Australia Ltd.	15,277
5,599	Charter Hall Retail - REIT	16,929
73,993	Cromwell Property Group - REIT	53,029
12,568	CSR Ltd.	24,826
110,997	Decmil Group Ltd.	74,404
56,196	Downer EDI Ltd.	142,263
34,331	Echo Entertainment Group Ltd.	125,103
81,602	ERM Power Ltd.	95,434
26,309	Evolution Mining Ltd.	26,360
37,865	Fairfax Media Ltd.	25,517
71,977	GDI Property Group - REIT	46,195
137,364	Genworth Mortgage Insurance Australia Ltd.	264,482
316,511	MACA Ltd.	195,238
1,493	Magellan Financial Group Ltd.	23,987
1,456	Matrix Composites & Engineering Ltd.	774
71,466	Metcash Ltd.	60,647
13,621	Mount Gibson Iron Ltd. *	2,088
39,062	Myer Holdings Ltd.	26,741
67,265	OZ Minerals Ltd.	209,139
70,142	Primary Health Care Ltd.	185,571
688	Programmed Maintenance Services Ltd.	1,428
465,197	Seven West Media Ltd.	223,924
268,323	Sigma Pharmaceuticals Ltd.	160,730
68,658	Southern Cross Media Group Ltd.	47,982
57,970	STW Communications Group Ltd.	30,798
90,866	Thorn Group Ltd.	137,371
32,132	Whitehaven Coal Ltd. *	23,372
		2,479,598
	AUSTRIA – 1.3%
226	ams A.G.	7,248
22,059	Austria Technologie & Systemtechnik A.G.	376,948
8,615	EVN A.G.	95,207
3,375	Semperit A.G. Holding	116,904
35	Strabag S.E.	804
2,968	UNIQA Insurance Group A.G.	27,581
		624,692
	BELGIUM – 1.2%
176	Cie d'Entreprises CFE	21,830
1,284	Cofinimmo S.A. - REIT	143,310
6,090	D'ieteren S.A.	206,125
1,400	Euronav N.V.	20,683

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	BELGIUM (Continued)
2,858	Gimv N.V.	$134,289
850	Intervest Offices & Warehouses N.V. - REIT	21,498
4,522	Nyrstar N.V. *	6,917
21	Tessenderlo Chemie N.V. *	678
		555,330
	DENMARK – 1.5%
9,405	Dfds A/S	285,656
1,970	FLSmidth & Co. A/S	74,590
3,019	Matas A/S	54,750
713	PER Aarsleff A/S - Class B	239,685
340	Schouw & Co.	17,796
563	Sydbank A/S	18,519
		690,996
	FINLAND – 1.8%
10,953	Atria Oyj	99,365
310	Caverion Corp.	2,700
32,718	Citycon OYJ	86,202
9,715	Cramo OYJ	178,404
32,393	HKScan OYJ - A Shares	130,370
2,053	Ramirent OYJ	15,983
61,363	Sponda OYJ	260,728
6,521	Valmet OYJ	68,767
310	YIT OYJ	1,633
		844,152
	FRANCE – 4.4%
5,774	Acanthe Developpement S.A. - REIT	2,794
7,326	Assystem	153,061
431	Cegid Group S.A.	20,285
5,381	Cie des Alpes	100,117
7,029	GL Events	133,948
2,982	Ipsen S.A.	188,285
5,419	IPSOS	110,090
14,727	Jacquet Metal Service	214,978
4,210	Korian S.A.	159,276
4,870	Manitou BF S.A.	67,368
7,435	Mersen	139,641
89,252	MPI	224,749
6,784	Neopost S.A.	168,817
32	Nexans S.A. *	1,274
1,194	Nexity S.A.	52,899
128	Orpea	10,275
982	Rubis SCA	78,817

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	FRANCE (Continued)
518	Saft Groupe S.A.	$13,386
2,700	Seche Environnement S.A.	93,226
928	Sopra Steria Group	105,617
293	Teleperformance	23,030
		2,061,933
	GERMANY – 5.1%
3,026	Aareal Bank A.G.	115,297
111	Alstria Office REIT-A.G.*1	1,553
4,177	Aurubis A.G.	279,263
350	Cewe Stiftung & Co. KGAA	21,029
8,240	Deutsche Beteiligungs A.G.	234,225
3,634	Deutz A.G.	13,639
2,542	Draegerwerk A.G. & Co. KGaA	162,907
4,181	Freenet A.G.	141,052
100	Gesco A.G.	7,079
369	Indus Holding A.G.	17,190
73	Kloeckner & Co. S.E.	651
4,016	Leoni A.G.	163,970
241	MLP A.G.	1,047
2,007	Rheinmetall A.G.	126,370
1,770	RHOEN-KLINIKUM A.G.	52,824
9,169	SAF-Holland S.A.	133,895
6,524	Salzgitter A.G.	188,352
8,999	Software A.G.	261,589
7,948	STADA Arzneimittel A.G.	302,573
14,942	Wacker Neuson S.E.	207,765
		2,432,270
	GIBRALTAR – 0.2%
37,456	888 Holdings PLC	93,250

	GUERNSEY – 0.3%
145,189	Schroder Real Estate Investment Trust Ltd. - REIT	133,170

	HONG KONG – 3.1%
884,000	Century City International Holdings Ltd.	61,590
931,100	Emperor International Holdings Ltd.	180,199
502,000	Haitong International Securities Group Ltd.	279,155
5,000	Hopewell Holdings Ltd.	18,096
1,414,000	Hsin Chong Construction Group Ltd.	166,018
196,600	Hutchison Telecommunications Hong Kong Holdings Ltd.	72,800
304,000	IT Ltd.	93,350
24,000	Luk Fook Holdings International Ltd.	62,086
92,000	Paliburg Holdings Ltd.	28,963

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
8,000	Regal Hotels International Holdings Ltd.	$4,139
571,000	Regal Real Estate Investment Trust - REIT	145,133
518,000	Samson Holding Ltd.	65,497
686,000	Truly International Holdings Ltd.	163,742
404,800	VST Holdings Ltd.	119,080
44,000	Win Hanverky Holdings Ltd.	8,799
		1,468,647
	INDIA – 0.0%
835	Vedanta Resources PLC	6,365

	IRELAND – 1.5%
6,473	C&C Group PLC[2]	25,874
184	C&C Group PLC	734
262	Grafton Group PLC	2,722
45,436	Hibernia PLC - REIT	67,250
1,129	Paddy Power PLC	130,603
1,888	Smurfit Kappa Group PLC[2]	53,978
3,510	Smurfit Kappa Group PLC	100,082
44,977	Total Produce PLC	68,499
37,120	UDG Healthcare PLC	271,920
		721,662
	ISLE OF MAN – 0.8%
12,892	GVC Holdings PLC	79,196
22,712	Playtech PLC	299,699
		378,895
	ISRAEL – 0.8%
311	B Communications Ltd.	7,600
6,096	Clal Insurance Enterprises Holdings Ltd. *	92,877
2,906	Delek Automotive Systems Ltd.	27,511
24,585	Discount Investment Corp. Ltd.	48,733
501	Energix-Renewable Energies Ltd. *	342
13,867	Harel Insurance Investments & Financial Services Ltd.	58,561
25,045	Jerusalem Economy Ltd. *	48,918
1,300	Norstar Holdings, Inc.	28,008
21,616	Phoenix Holdings Ltd.	56,699
7,186	Reit 1 Ltd. - REIT	19,717
		388,966
	ITALY – 4.2%
116,263	A2A S.p.A.	159,424
5,393	ACEA S.p.A.	77,509
23,231	Astaldi S.p.A.	186,992
18,237	ASTM S.p.A.	244,657

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	ITALY (Continued)
277,511	Banca Popolare di Milano Scarl	$260,910
4,480	Brembo S.p.A.	197,496
3,786	De' Longhi S.p.A.	92,756
216	Delclima	1,057
16,367	ERG S.p.A.	232,349
64,404	Iren S.p.A.	106,231
3,334	Italmobiliare S.p.A.	90,774
1,648	Mediolanum S.p.A.	13,437
8,085	Societa Cattolica di Assicurazioni SCRL	63,345
50,840	Unipol Gruppo Finanziario S.p.A.	237,037
		1,963,974
	JAPAN – 30.6%
100	Accordia Golf Co., Ltd.	911
74,900	Achilles Corp.	93,105
3,200	Airport Facilities Co., Ltd.	14,585
25,800	Aisan Industry Co., Ltd.	260,630
3,300	Aoyama Trading Co., Ltd.	121,149
8,500	Ashikaga Holdings Co., Ltd.	38,390
92,000	Bank of Saga Ltd.	209,663
21,700	Belluna Co., Ltd.	124,622
2,800	Cawachi Ltd.	48,681
75,000	Central Glass Co., Ltd.	372,918
8,400	Chiyoda Integre Co., Ltd.	204,309
1,800	Chori Co., Ltd.	25,493
8,600	Chudenko Corp.	187,365
5,700	Coca-Cola West Co., Ltd.	115,965
16,100	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	76,717
10,000	Daiwabo Holdings Co., Ltd.	19,806
70,000	DIC Corp.	191,431
300	Dunlop Sports Co., Ltd.	3,018
19,200	EDION Corp.	144,951
83,000	Eighteenth Bank Ltd.	253,120
8,300	Elematec Corp.	205,179
1,000	Exedy Corp.	23,179
60,000	Fuso Pharmaceutical Industries Ltd.	139,720
140,000	Godo Steel Ltd.	247,120
12,700	Hakuto Co., Ltd.	149,659
94	Hankyu, Inc. - REIT	100,411
33,000	Hanwa Co., Ltd.	137,557
8,000	Higashi-Nippon Bank Ltd.	27,182
18,000	Hokuetsu Bank Ltd.	37,739
21,000	Inabata & Co., Ltd.	245,380
100	Itochu-Shokuhin Co., Ltd.	3,481

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
10,200	IwaiCosmo Holdings, Inc.	$114,451
60,300	Japan Pulp & Paper Co., Ltd.	166,903
327	Japan Rental Housing Investments, Inc. - REIT	219,499
500	Joshin Denki Co., Ltd.	3,833
1,600	Kaga Electronics Co., Ltd.	22,541
3,900	Kamei Corp.	39,204
104,000	Kanematsu Corp.	173,233
18,000	Kawasaki Kisen Kaisha Ltd.	40,723
15,000	Keiyo Co., Ltd.	61,656
44	Kenedix Residential Investment Corp. - REIT	113,035
115	Kenedix Retail Corp. - REIT	225,387
18,500	Kohnan Shoji Co., Ltd.	271,666
18,400	Komori Corp.	220,031
11,800	Konoike Transport Co., Ltd.	147,072
116,000	Kurabo Industries Ltd.	206,679
32,500	Kyodo Printing Co., Ltd.	90,495
1,400	KYORIN Holdings, Inc.	23,703
1,500	Macnica Fuji Electronics Holdings, Inc. *	20,312
200	Mars Engineering Corp.	3,421
22,000	Maruzen Showa Unyu Co., Ltd.	80,219
1,900	Matsuda Sangyo Co., Ltd.	22,358
101	MCUBS MidCity Investment Corp. - REIT	290,437
11,400	Message Co., Ltd.	282,284
89,000	Mie Bank Ltd.	192,500
10,900	Ministop Co., Ltd.	202,337
400	Mirait Holdings Corp.	3,487
25,000	Mitsui High-Tec, Inc.	147,717
23,900	Mitsui Home Co., Ltd.	115,073
52,000	Mitsui Sugar Co., Ltd.	209,862
22,900	Monex Group, Inc.	64,903
14,300	Nagase & Co., Ltd.	179,180
11,000	Nichirei Corp.	72,106
98,400	Nippon Beet Sugar Manufacturing Co., Ltd.	154,119
34,900	Nippon Flour Mills Co., Ltd.	217,781
11	NIPPON Investment Corp. - REIT	25,980
3,000	Nippon Road Co., Ltd.	16,458
62,000	Nippon Steel & Sumikin Bussan Corp.	216,823
23,600	Nipro Corp.	266,373
69,000	Nisshin Oillio Group Ltd.	257,313
22,000	Nisshinbo Holdings, Inc.	300,638
39,800	Nissin Corp.	117,088
65,700	North Pacific Bank Ltd.	254,263
15,100	Okuwa Co., Ltd.	126,761
16,700	PALTAC Corp.	330,346

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
25,600	Press Kogyo Co., Ltd.	$110,742
7,700	Raysum Co., Ltd.	77,402
8,000	Ryobi Ltd.	29,767
9,100	Ryosan Co., Ltd.	221,712
73,000	Sakai Chemical Industry Co., Ltd.	217,179
9,200	Sanki Engineering Co., Ltd.	76,546
20,400	Sanoh Industrial Co., Ltd.	130,004
18,600	Sanshin Electronics Co., Ltd.	198,994
41,000	Sanyo Shokai Ltd.	120,278
249	Sekisui House SI Residential Investment Corp. - REIT	227,808
66,000	Sekisui Plastics Co., Ltd.	216,044
24,800	Shinko Electric Industries Co., Ltd.	152,084
10,800	Shinko Shoji Co., Ltd.	121,004
12,000	Showa Corp.	112,174
300	Showa Sangyo Co., Ltd.	1,131
45,000	Sinanen Holdings Co., Ltd.	168,186
12,000	Sintokogio Ltd.	103,721
4,100	Skylark Co., Ltd.	53,650
146,400	Sojitz Corp.	325,145
19,200	Taiho Kogyo Co., Ltd.	223,393
1,100	Toho Holdings Co., Ltd.	24,549
800	TOMONY Holdings, Inc.	3,123
12	Top, Inc. - REIT	45,198
101,000	Topy Industries Ltd.	229,336
32,600	Tosei Corp.	203,429
7,000	Toyo Securities Co., Ltd.	22,798
22,000	Ube Industries Ltd.	46,490
12,000	Uchida Yoko Co., Ltd.	38,684
1,500	UKC Holdings Corp.	30,256
23,600	Vital KSK Holdings, Inc.	172,497
11,600	Warabeya Nichiyo Co., Ltd.	227,636
2,700	Yodogawa Steel Works Ltd.	47,883
10,700	Yorozu Corp.	230,280
5,600	Yuasa Trading Co., Ltd.	131,194
		14,474,003
	JERSEY – 1.0%
223,905	Highland Gold Mining Ltd.	192,426
21,662	Phoenix Group Holdings	285,677
		478,103
	NETHERLANDS – 1.1%
12,318	Accell Group	256,817
5,223	ASM International N.V.	199,897
827	Kendrion N.V.	19,916

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
2	Royal Imtech N.V. *	$—
630	TKH Group N.V.	23,869
		500,499
	NEW ZEALAND – 0.8%
76,324	Air New Zealand Ltd.	150,395
30,784	Chorus Ltd. *	59,304
8,000	Infratil Ltd.	16,820
219	Mighty River Power Ltd.	415
49,046	New Zealand Oil & Gas Ltd.	14,447
41,873	Nuplex Industries Ltd.	120,788
		362,169
	NORWAY – 2.1%
9,020	Aker A.S.A.	177,814
15,202	Atea A.S.A.	141,342
42,017	Austevoll Seafood A.S.A.	258,378
1,226	Avance Gas Holding Ltd. [3]	16,882
2,011	Leroy Seafood Group A.S.A.	70,530
49,878	Selvaag Bolig A.S.A.	141,472
8,549	SpareBank 1 Nord Norge	35,215
2,563	SpareBank 1 SMN	16,063
31,700	Wilh Wilhelmsen A.S.A.	137,667
		995,363
	PORTUGAL – 0.5%
25,253	Mota-Engil SGPS S.A.	63,452
15,122	NOS SGPS S.A.	125,695
5,310	Pharol SGPS S.A. *	2,242
3,378	Semapa-Sociedade de Investimento e Gestao	47,806
		239,195
	RUSSIAN FEDERATION – 0.3%
116,656	Evraz PLC *	152,406

	SINGAPORE – 2.1%
109,800	Accordia Golf Trust	50,162
247,825	AIMS AMP Capital Industrial - REIT	247,666
159,200	Asian Pay Television Trust	89,777
5,268	Cape PLC	18,678
127,500	China Merchants Holdings Pacific Ltd.	86,917
273,900	Chip Eng Seng Corp. Ltd.	133,929
2,000	Ho Bee Land Ltd.	2,813
395,300	k1 Ventures Ltd.	56,435
123,100	Mapletree Greater China Commercial Trust - REIT	87,433
600	Mapletree Industrial Trust - REIT	653

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
2,000	Metro Holdings Ltd.	$1,285
213,400	Sabana Shari'ah Compliant Industrial - REIT	115,771
2,000	Wheelock Properties Singapore Ltd.	2,177
121,100	Yanlord Land Group Ltd.	90,334
		984,030
	SOUTH AFRICA – 0.0%
833	Mota-Engil Africa N.V.	5,493

	SPAIN – 2.1%
3,451	Bolsas y Mercados Espanoles SHMSF S.A.	124,033
16,312	CIE Automotive S.A.	261,702
535	Corp Financiera Alba S.A.	23,644
13,389	Ebro Foods S.A.	254,117
73,650	Ence Energia y Celulosa S.A.	258,350
113	Indra Sistemas S.A. *	1,213
3,485	Mediaset Espana Comunicacion S.A.	42,365
3,573	Papeles y Cartones de Europa S.A	20,312
379	Viscofan S.A.	22,147
		1,007,883
	SWEDEN – 5.0%
8,986	B&B Tools A.B. - B Shares	117,274
17,504	Bilia A.B. - A Shares	366,733
14,039	BillerudKorsnas A.B.	254,535
34,694	Bure Equity A.B.	224,360
7,781	Dios Fastigheter A.B.	57,149
18,830	Granges A.B.	142,708
1,792	Holmen A.B.	54,052
4,675	Investment A.B. Oresund	101,504
13,100	Inwido A.B.	142,598
131,835	Klovern A.B. - A Shares	135,791
258	L E Lundbergforetagen A.B. - B Shares	13,157
8,872	Lifco A.B. - B Shares	197,096
20,905	Meda A.B. - A Shares	307,570
1,288	Nolato A.B. - B Shares	35,352
20,384	Peab A.B.	155,440
1,096	Recipharm A.B. - B Shares	18,794
3,300	SkiStar A.B.	47,896
5,136	SSAB A.B. *	16,261
		2,388,270
	SWITZERLAND – 4.4%
10,949	Ascom Holding A.G.	207,682
5,879	BKW A.G.	223,325
4,582	Bobst Group S.A.	193,988

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
346,514	Ferrexpo PLC	$181,617
302	Galenica A.G.	442,994
457	Helvetia Holding A.G.	239,249
3,851	Implenia A.G.	190,894
17,524	Kudelski S.A.	235,781
4,519	Logitech International S.A.	66,516
31	Vetropack Holding A.G.	47,668
903	Vontobel Holding A.G.	44,533
		2,074,247
	UNITED KINGDOM – 17.5%
1,150	Acacia Mining PLC	3,421
463	Anglo Pacific Group PLC	512
21,987	Avocet Mining PLC *	942
31,484	Barratt Developments PLC	297,271
10,595	Beazley PLC	59,386
12,358	Bellway PLC	494,549
6,305	Berkeley Group Holdings PLC	322,491
18,684	Bovis Homes Group PLC	295,223
233,821	Cable & Wireless Communications PLC	265,288
57,346	Carillion PLC	270,066
9,410	Clinigen Group PLC	91,605
557	Close Brothers Group PLC	12,570
6,901	Computacenter PLC	80,478
44,451	Costain Group PLC	257,647
29,749	Crest Nicholson Holdings PLC	249,475
24,980	Dairy Crest Group PLC	247,990
226,336	Debenhams PLC	312,097
5,002	Devro PLC	21,899
12,635	DS Smith PLC	75,378
11,834	Galliford Try PLC	273,092
18,934	GAME Digital PLC	68,591
154,765	Globo PLC *1	67,401
12,550	Greene King PLC	155,448
2,980	Greggs PLC	54,574
21,178	Hansteen Holdings PLC - REIT	40,515
6,100	Hargreaves Services PLC	27,387
3,588	HomeServe PLC	22,340
33,323	Intermediate Capital Group PLC	290,748
21,437	Interserve PLC	183,902
10,081	ITE Group PLC	21,795
12,494	John Wood Group PLC	114,983
21,394	Just Retirement Group PLC	54,615
10,834	Keller Group PLC	136,197
1,694	Kier Group PLC	35,959

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
40,131	Laird PLC	$209,656
26,175	Lancashire Holdings Ltd.	287,493
56,365	Man Group PLC	145,192
15,386	Micro Focus International PLC	297,901
3,110	Mitchells & Butlers PLC *	17,005
6,469	Mitie Group PLC	32,051
4,346	Moneysupermarket.com Group PLC	22,390
61,208	National Express Group PLC	282,498
43,235	NewRiver Retail Ltd. - REIT	219,774
27,871	Northgate PLC	174,178
5,281	OneSavings Bank PLC	31,082
18,035	Ophir Energy PLC *	26,676
50,957	Partnership Assurance Group PLC	104,868
6,469	Pennon Group PLC	80,875
2,943	Premier Farnell PLC	4,537
8,468	Premier Oil PLC *	8,942
18,173	Redrow PLC	130,015
46,100	RPS Group PLC	167,003
5,853	Savills PLC	82,648
44,836	Spire Healthcare Group PLC [3]	259,119
1,948	St. Ives PLC	5,555
49,254	Tullett Prebon PLC	267,112
20,390	UNITE Group PLC	209,023
16,873	Workspace Group PLC - REIT	249,050
3,630	WS Atkins PLC	77,110
		8,297,588
	TOTAL COMMON STOCKS (Cost $46,210,303)	46,803,149

	PREFERRED STOCKS – 0.2%
	GERMANY – 0.2%
171	Draegerwerk A.G. & Co. KGaA, 1.39%	12,329
37	Jungheinrich A.G., 0.86%	2,729
489	STO S.E. & Co. KGaA, 25.45%	63,746

	TOTAL PREFERRED STOCKS (Cost $93,000)	78,804

	RIGHTS – 0.0%
	SPAIN – 0.0%
3,573	Papeles y Cartones de Europa S.A (Expires 11/15/2015)*	778

	TOTAL RIGHTS (Cost $637)	778

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2015

Number of Shares		Value

	WARRANTS – 0.0%
	ISRAEL – 0.0%
5,015	Discount Investment Corp (Expires 12/21/2018) *	$2,443
5,015	Discount Investment Corp (Expires 12/21/2017) *	2,283
5,015	Discount Investment Corp (Expires 12/21/2016) *	2,071
5,507	Discount Investment Corp (Expires 12/21/2015) *	1,747

	TOTAL WARRANTS (Cost $—)	8,544

	TOTAL INVESTMENTS – 99.1% (Cost $46,303,940)	46,891,275
	Other assets in Excess of liabilities – 0.9%	402,857

	TOTAL NET ASSETS – 100.0%	$47,294,132

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Fair value under procedures established by the Board of Trustees, represents 0.15% of Net Assets.
[2]	Denoted investment is an Ireland security traded on the London Stock Exchange.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $276,001.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	21.7%
Consumer Discretionary	19.9%
Industrials	12.9%
Materials	12.3%
Technology	9.2%
Consumer Staples	8.4%
Health Care	7.6%
Communications	2.7%
Utilities	2.3%
Energy	1.6%
Financials	0.3%
Total Common Stocks	98.9%
Preferred Stocks
Materials	0.2%
Health Care	0.0%
Industrials	0.0%
Total Preferred Stocks	0.2%
Warrants	0.0%
Rights	0.0%
Total Investments	99.1%
Other assets in Excess of liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2015

Assets
Investments, at value (cost $46,303,940)	$46,891,275
Cash	277,572
Foreign currency, at value (cost $1,183)	1,187
Receivables:
Dividends and interest	203,747
Offering costs	36,058
Prepaid expenses	34,622
Total assets	47,444,461

Liabilities
Payables:
Advisory fees	24,565
Offering costs - Advisor	47,899
Offering costs - Related Parties	21,256
Shareholder servicing fees (Note 8)	2,866
Distribution fees (Note 9)	162
Fund administration, fund accounting, transfer agent and custody fees	45,975
Affiliates	111
Accrued other expenses	7,495
Total liabilities	150,329

Net Assets	$47,294,132

Components of Net Assets
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$46,430,294
Accumulated net investment income	282,585
Accumulated net realized loss on investments and foreign currency transactions	(4,085)
Net unrealized appreciation (depreciation) on:
Investments	587,335
Foreign currency translations	(1,997)
Net Assets	$47,294,132

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$11,927,342
Shares of beneficial interest issued and outstanding	1,049,760
Redemption Price	$11.36
Maximum sales charge (5.75% of offering price)*	0.69
Maximum public offering price to public	$12.05

Class I Shares:
Net assets applicable to shares outstanding	$35,366,786
Shares of beneficial interest issued and outstanding	3,113,307
Offering and redemption price per share	$11.36

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2015

Investment Income
Dividends (net of foreign withholding taxes of $121,333)	$1,451,748
Interest	3,725
Total investment income	1,455,473

Expenses
Advisory fees	256,997
Fund administration, fund accounting, transfer agent and custody fees	129,202
Registration fees	28,628
Trustees' fees and expenses	17,079
Shareholder servicing fees - Class A (Note 8)	8,834
Shareholder servicing fees - Class I (Note 8)	7,783
Shareholder reporting fees	9,016
Professional fees	5,485
Offering Costs	198
Distribution fees (Note 9)	162

Total expenses	463,384
Advisory fees waived	(1,564)
Net expenses	461,820
Net investment income	993,653
Realized and Unrealized Gain (Loss) from Investments and Foreign Currency

Net realized gain (loss) on:
Investments	104,518
Foreign currency transactions	(113,483)
Net realized loss	(8,965)
Net change in unrealized appreciation/depreciation on:
Investments	1,245,573
Foreign currency translations	2,845
Net change in unrealized appreciation/depreciation	1,248,418
Net realized and unrealized gain on investments and foreign currency	1,239,453
Net Increase in Net Assets from Operations
$2,233,106

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the		For the
	Year Ended		Year Ended
	October 31, 2015		October 31, 2014
Increase (Decrease) in Net Assets from:
Operations
Net investment income	$993,653		$839,640
Net realized gain (loss) on investments and foreign currency transactions	(8,965)		1,981,771
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	1,248,418		(3,472,712)
Net increase (decrease) in net assets resulting from operations	2,233,106		(651,301)

Distributions to Shareholders
From net investment income
Class A	(62,830)		(133)
Class I	(808,063)		(873,150)
From net realized gain
Class A	(378)		-
Class I	(1,825,331)		(611,069)
Total Distributions	(2,696,602)		(1,484,352)

Capital Transactions
Net proceeds from shares sold:
Class A	12,372,637	[1]	10,000
Class I	2,796,194	[1]	25,761,246
Reinvestment of distributions:
Class A	63,208	[1]	133
Class I	2,491,648	[1]	1,341,245
Cost of shares redeemed:
Class A	(200,103)	[1]	-
Class I2	(14,849,446)	[1]	(1,942,858)
Net increase in net assets from capital transactions	2,674,138		25,169,766

Total increase in net assets	2,210,642		23,034,113

Net Assets
Beginning of period	45,083,490		22,049,377
End of period	$47,294,132		$45,083,490

Accumulated net investment income	$282,585		$191,760

Capital Share Transactions
Shares sold:
Class A	1,060,936	[1]	783
Class I	249,889	[1]	2,073,598
Shares reinvested:
Class A	5,449	[1]	11
Class I	228,584	[1]	114,483
Shares redeemed:
Class A	(17,419)	[1]	-
Class I	(1,262,217)	[1]	(164,375)
Net increase from capital share transactions	265,222		2,024,500

[1]	With the Plan of Reorganization with respect to Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Acquiring Fund, Class IV shareholders received Class I shares of the Acquring Fund, respectively, effective as of the close of business on October 29, 2015. See Note 3 in the accompanying Notes to Financial Statements.
[2]	Net of redemption fees of $0 and $2,332, respectively.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance. For a capital share outstanding throughout each Period.	For the Year Ended October 31, 2015	For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$11.57	$12.76
Income from Investment Operations:
Net investment income[1]	0.21	0.07
Net realized and unrealized gain (loss) on investments	0.28	(1.09)
Total from investment operations	0.49	(1.02)

Less Distributions:
From net investment income	(0.22)	(0.17)
From net realized gain	(0.48)	-
Total distributions	(0.70)	(0.17)

Net asset value, end of period	$11.36	$11.57

Total return[2]	4.47%	(8.10)%	[3]

Ratios and Supplemental Data
Net assets, end of period (000's)	$11,927	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29%	1.16%	[4]
After fees waived and expenses absorbed	1.29%	1.16%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.11%	1.65%	[4,5]
After fees waived and expenses absorbed	2.11%	1.65%	[4]

Portfolio turnover rate	130%	101%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance. For a capital share outstanding throughout each Period.	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Period May 31, 2011* through October 31, 2011
Net asset value, beginning of period	$11.57	$11.77		$8.88		$8.32		$10.00
Income from Investment Operations:
Net investment income[1]	0.27	0.30		0.26		0.27		0.11
Net realized and unrealized gain (loss) on investments	0.23	0.16	[2]	2.85		0.47		(1.65)
Total from investment operations	0.50	0.46		3.11		0.74		(1.54)

Less Distributions:
From net investment income	(0.23)	(0.33)		(0.25)		(0.21)		(0.14)
From net realized gain	(0.48)	(0.33)		-		-		-
Total distributions	(0.71)	(0.66)		(0.25)		(0.21)		(0.14)

Purchase Premium	-	-		0.03		0.03		-

Redemption fee proceeds[1]	-	-	[3]	-	[3]	-		-

Net asset value, end of period	$11.36	$11.57		$11.77		$8.88		$8.32

Total return[4]	4.61%	3.96%		35.97%		9.41%		(15.37)%	[5]

Ratios and Supplemental Data
Net assets, end of period (000's)	$35,367	$45,074		$22,049		$6,800		$2,924

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.06%	0.97%		1.35%		2.75%		4.65%	[6]
After fees waived and expenses absorbed	1.06%	0.97%		1.10%		1.10%		1.10%	[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.34%	2.44%	[7]	2.30%	[7]	1.56%	[7]	(0.65)%	[6,7]
After fees waived and expenses absorbed	2.34%	2.44%		2.55%		3.21%		2.90%	[6]

Portfolio turnover rate	130%	101%		103%		85%		28%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2015

Note 1 – Organization
Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund.  As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2012-2014, and as of and during the year ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Reorganization Information
On June 30, 2015, Philadelphia International Advisors LP (“Philadelphia International”), the investment adviser to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”), sold certain of its assets (the “Transaction”), including those assets relating to the management of the Portfolios to Segall Bryant & Hamill, LLC (“Segall”), the portfolio management team that has managed the Portfolios joined Segall and continued to manage the Portfolios in the same capacity at Segall. On May 18, 2015, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. approved an Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with Philadelphia International.

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders.

This tax-free reorganization was accomplished on October 29, 2015 (the “Closing Date”), by exchanging the assets and liabilities of the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund for shares of the Emerging Markets Fund and International Small Cap Value Fund, respectively. Class I and Class IV shares of the Philadelphia International Emerging Markets Fund were exchanged for 1,154 shares of Class A of the Emerging Markets Fund (valued at $7,950) and 141,832 shares of Class I of the Emerging Markets Fund (valued at $978,111), respectively. Class I and Class IV shares of the Philadelphia International Small Cap Fund were exchanged for 1,049,760 shares of Class A of the International Small Cap Fund (valued at $11,853,058) and 3,113,307 shares of Class I of the International Small Cap Fund (valued at $35,143,444), respectively.

Note 4 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of each Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Emerging Markets Fund’s Class A shares and Class I shares, respectively. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the International Small Cap Fund’s Class A shares and Class I shares, respectively.   These agreements are in effect until October 23, 2017, and may be terminated before that date only by the Trust’s Board of Trustees.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Prior to the close of business on October 29, 2015, investment advisory services were provided to the Predecessor Funds by Philadelphia International (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for each of the Predecessor Funds.  The investment advisory fees, which were computed daily and paid monthly, were payable at the following annual rates for the Predecessor Funds, calculated as a percentage of each particular Fund’s average daily net assets: Philadelphia International Emerging Markets Fund, 0.65%; and Philadelphia International Small Cap Fund, 0.60%.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Emerging Markets Fund	International Small Cap Fund
2018	$1,387	$1,564

From November 1, 2014 to the close of business on October 29, 2015, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Predecessor Funds’ operating expenses to an annual rate (as a percentage of the average daily net assets) as follows:

	Predecessor Fund (Philadelphia International Emerging Markets Fund )	Predecessor Fund (Philadelphia International Small Cap Fund )
Class I	1.48%	1.33%
Class IV	1.25%	1.10%

For the period November 1, 2014 through October 29, 2015, the Previous Advisor waived it advisory fees and absorbed other expenses totaling $190,845 and $0 for the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, respectively.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Prior to the close of business on October 29, 2015, State Street served as the Predecessor Funds’ administrator, transfer agent, dividend-paying agent and custodian.

Prior to the close of business on October 29, 2015, Quasar Distributors, LLC (“Quasar”) served as the Predecessor Funds’ distributor and principal underwriter.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended October 31, 2015, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on October 29, 2015, Foreside Fund Officer Services, LLC (f/k/a Foreside Compliance Services, LLC) served as the Glenmede Fund, Inc.’s Chief Compliance Officer and each Predecessor Fund paid a portion of the CCO service fee.

Note 5 – Federal Income Taxes
At October 31, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$1,088,955	$46,512,059

Gross unrealized appreciation	$32,453	$3,979,833
Gross unrealized depreciation	(132,246)	(3,600,617)
Net unrealized appreciation/(depreciation) on investments	$(99,793)	$379,216

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2015, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Emerging Markets Fund	$430	$16,730	$(17,160)
International Small Cap Fund	$4	$(31,935)	$31,931

As of October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

	Emerging Markets Fund	International Small Cap Fund
Undistributed ordinary income	$44,801	$409,644
Undistributed long-term capital gains	-	88,025
Accumulated earnings	44,801	497,669

Accumulated capital and other losses	(606,174)	(11,050)
Other losses	(74,036)	-
Unrealized appreciation/(depreciation) on investments	(99,793)	379,216
Foreign currency translations	369	(1,997)
Total accumulated earnings (deficit)	$(734,833)	$863,838

As of October 31, 2015, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Emerging Markets Fund	$497,978	$108,199	$606,177
International Small Cap Fund	8,576	2,474	11,050

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended October 31, 2015, and October 31, 2014 were as follows:

	Emerging Markets Fund		International Small Cap Fund
	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$38,489	$1,952,970	$1,258,281	$1,478,814
Net long-term capital gains	-	1,810,671	1,438,321	5,538
Return of capital	-	571,519	-	-
Total distributions paid	$38,489	$4,335,160	$2,696,602	$1,484,352

Note 6 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended October 31, 2015, the Emerging Markets Cap and International Small Cap Funds received $0 and $0, respectively, in redemptions fees.

Note 7 – Investment Transactions
For the year ended October 31, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$4,323,313	$10,633,236
International Small Cap Fund	56,185,589	55,540,130

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Note 8 – Shareholder Servicing Plan
Prior to the close of business on October 29, 2015, each of the Predecessor Funds, pursuant to a Shareholder Servicing Plan paid Philadelphia International a shareholder servicing fee at the annual rate of 0.25%, and 0.02% of average daily net assets attributable to Class I, and Class IV shares, respectively. Effective October 30, 2015, the funds no longer pay a shareholder servicing fee.

For the year ended October 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares do not pay any distribution fees.

For the year ended October 31, 2015, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 10 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 11 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2015, in valuing the Funds’ assets carried at fair value:

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Australia	$2,479,598	$-	$-	$2,479,598
Austria	624,692	-	-	624,692
Belgium	555,330	-	-	555,330
Denmark	690,996	-	-	690,996
Finland	844,152	-	-	844,152
France	2,061,933	-	-	2,061,933
Germany	2,430,717	1,553	-	2,432,270
Gibraltar	93,250	-	-	93,250
Guernsey	133,170	-	-	133,170
Hong Kong	1,468,647	-	-	1,468,647
India	6,365	-	-	6,365
Ireland	721,662	-	-	721,662
Isle of Man	378,895	-	-	378,895
Israel	-	388,966	-	388,966
Italy	1,963,974	-	-	1,963,974
Japan	14,474,003	-	-	14,474,003
Jersey	478,103	-	-	478,103
Netherlands	500,499	-	-	500,499
New Zealand	362,169	-	-	362,169
Norway	995,363	-	-	995,363
Portugal	239,195	-	-	239,195
Russian Federation	152,406	-	-	152,406
Singapore	984,030	-	-	984,030
South Africa	5,493	-	-	5,493
Spain	1,007,883	-	-	1,007,883
Sweden	2,388,270	-	-	2,388,270
Switzerland	2,074,247	-	-	2,074,247
United Kingdom	8,230,188	67,400	-	8,297,588
Preferred Stocks
Germany	78,804	-	-	78,804
Rights	778	-	-	778
Warrants	-	8,544	-	8,544
Total Investments	$46,424,812	$466,463	$-	$46,891,275

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$21,941	$-	$-	$21,941
Chile	5,913	-	-	5,913
China	197,416	-	-	197,416
Colombia	3,462	-	-	3,462
Greece	11,422	-	-	11,422
Hong Kong	54,544	-	-	54,544
Hungary	5,607	-	-	5,607
India	23,450	16,814	-	40,264
Indonesia	3,976	-	-	3,976
Mexico	16,395	-	-	16,395
Russian Federation	25,135	-	-	25,135
South Africa	59,063	-	-	59,063
Taiwan	27,707	-	-	27,707
Thailand	26,141	-	-	26,141
Turkey	25,154	-	-	25,154
Exchange-Traded Funds	465,022	-	-	465,022
Total Investments	$972,348	$16,814	$-	$989,162

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2014 to October 31, 2015, represented by recognizing the October 31, 2015 market value of securities:

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$220,126	$20,761,660
Transfers out of Level 1	-	(1,553)
Net transfers in (out) of Level 1	$220,126	$20,760,107

Transfers into Level 2	$-	$1,553
Transfers out of Level 2	(220,126)	(20,761,660)
Net transfers in (out) of Level 2	$(220,126)	$(20,760,107)

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Small Cap
Beginning balance October 31, 2014	$34,719	$3,864
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	21	14
Total unrealized appreciation/(depreciation)	(11,500)	(3,864)
Net purchases	-	-
Net sales/Corporate actions	(23,240)	(14)
Balance as of October 31, 2015	$-	$-

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 23, 2015, to shareholders of record on December 22, 2015 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
Emerging Markets Fund	Class A Shares	$0.00000	$0.00000	$0.02624
Emerging Markets Fund	Class I Shares	0.00000	0.00000	0.02628
International Small Cap Fund	Class A Shares	0.05605	0.00000	0.16788
International Small Cap Fund	Class I Shares	0.05605	0.00000	0.17254

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and
Shareholders of Segall Bryant & Hamill Funds

We have audited the accompanying statements of assets and liabilities of the Segall Bryant & Hamill Emerging Markets Fund and the Segall Bryant & Hamill International Small Cap Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2015, and the related statements of operations, the statements of changes in net assets and financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.   Other auditors have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board, the statements of changes in net assets for the year ended October 31, 2014, and the financial highlights for each of the four years in the period ended October 31, 2014, and in their report, dated December 23, 2014, they expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Segall Bryant & Hamill Emerging Markets Fund and the Segall Bryant & Hamill International Small Cap Fund as of October 31, 2015, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2015

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income
For the year ended October 31, 2015, 85.84% and 100%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, is designated as qualified dividend income.

Corporate Dividends Received Deduction
For the year ended October 31, 2015, 0% and 0%, respectively, of the dividends paid from net investment income,
Including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, qualifies for the dividends received deduction available to corporate shareholders.

Long-term Capital Gain
The International Small Cap Fund designates $1,438,321 as a long-term capital gain distribution.

Foreign Taxes Paid
Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Emerging Markets Fund and International Small Cap Fund, respectively, designates $89,052 and $1,106,243 of income derived from foreign sources and $16,167 and $99,662 of foreign taxes paid for the year ended October 31, 2015. 31, 2015.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended October 31, 2015, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign	Foreign
	Source Income	Taxes Paid
Emerging Markets Fund	$0.6216	$0.1127
International Small Cap Fund	$0.2657	$0.0239

Trustees and Officer Information
Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (866) 490-4999. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:
Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 - present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	79	None.

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 - present).	79	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996-2014). Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006). Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus, NICSA, an investment management trade association (2012 - present).	79	None.
Interested Trustees:
John P. Zader [a]‡ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, co-administrator for the Fund, (2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	79	Investment Managers Series Trust II, a registered investment company.
Eric M. Banhazl b† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration, LLC, the co-administrator for the Fund (2006 - present).	79	Investment Managers Series Trust II, a registered investment company.
Officers of the Trust:
Maureen Quill [a] (born 1963) President	Since June 2014
Chief Operating Officer (June 2014 - present), and Executive Vice-President, UMB Fund Services, Inc. (January 2007 - June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).
			N/A	N/A
Terrance P. Gallagher, CPA, JD [a] (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 - present). Director of Compliance, Unified Fund Services Inc. (2004-2007).	N/A	N/A

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 - present).	N/A	N/A
Joy Ausili [b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 - present).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009-2010).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 39 Stafford Square, Boyertown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Segall Bryant & Hamill (the “Investment Advisor”) with respect to the Segall Bryant & Hamill International Small Cap Fund (the “SBH Small Cap Fund”) and the Segall Bryant & Hamill Emerging Markets Fund (the “SBH Emerging Markets Fund” and together the “Funds”) series of the Trust for an initial two-year term, in connection with the proposed reorganization of corresponding series of The Glenmede Fund, Inc. (the “Predecessor Funds”) into the Funds (the “Reorganizations”). In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval is in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about each Fund, each Predecessor Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Funds; reports comparing performance of each Predecessor Fund with returns of its respective benchmark and with a peer group of comparable funds (each a “Performance Peer Group”) selected by Morningstar, Inc. (“Morningstar”) from the relevant Morningstar fund performance category (each a “Performance Universe”) for various periods ended July 31, 2015; and reports comparing the proposed investment advisory fees and total expenses of each Fund to those of a group of comparable funds (each an “Expense Peer Group”) selected by Morningstar from its relevant fund universe (each an “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year with respect to the Investment Advisor at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the materials regarding the performance of each Predecessor Fund. The materials they reviewed indicated the following:

•	The total return of the proposed predecessor to the SBH Emerging Markets Fund for the one-year period was lower than the median return of funds in the Diversified Emerging Markets Performance Universe by 3.52%, the median return of funds in the Performance Peer Group by 2.62%, and the returns of the MSCI Emerging Markets Index by 1.86%; and the annualized total return of the proposed predecessor to the Fund for the three-year period was above the return of the MSCI Emerging Markets Index but below the median returns of funds in the Performance Universe (by 0.74%) and Performance Peer Group (by 0.03%). In reviewing the proposed Predecessor Fund’s performance, the Board noted Morningstar’s observation that despite a slow start in the third quarter of 2011, annual returns have been competitive within the Performance Universe since then, with the exception of 2014, when an overweight to energy stocks hindered performance.

Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The annualized total return of the proposed predecessor to the SBH Small Cap Fund for the three-year period was above the median returns of funds in the Performance Peer Group and Foreign Small/Mid Core Performance Universe and the returns of the MSCI EAFE Small Cap Index; and the total return of the proposed Predecessor Fund for the one-year period was above the median returns of funds in the Performance Peer Group and Performance Universe but below the return of the MSCI EAFE Small Cap Index (by 0.50%).

The Board noted its familiarity with the Investment Advisor as the investment advisor of two other series of the Trust, and considered the services to be provided by the Investment Advisor to each Fund.  The Board also considered the qualifications, experience and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Funds. In addition the Board considered the overall quality of the organization and operations, and the compliance structure, of the Investment Advisor.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed the Investment Advisor would have the capabilities, resources and personnel necessary to manage each Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed the Funds’ proposed advisory fees and total expenses. With respect to the proposed fees and expenses for the Funds, the meeting materials indicated as follows:

•	The advisory fee proposed to be paid by the SBH Emerging Markets Fund (gross of fee waivers) was below the median advisory fees of the funds in its Expense Peer Group and the Diversified Emerging Markets Expense Universe. The Board noted that the proposed advisory fee was the same as the Investment Advisor’s standard fee to manage separate accounts using its Emerging Markets strategy for assets up to $50 million, and above that asset level, the Investment Advisor’s standard fee was lower than that of the Fund. The Board noted, however, that managing the SBH Emerging Markets Fund would require the Investment Advisor to oversee the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients that are not registered under the 1940 Act. The proposed total expenses (net of fee waivers) were below the median total expenses of the funds in the Expense Peer Group and Expense Universe.

•	The advisory fee proposed to be paid by the SBH Small Cap Fund (gross of fee waivers) was below the median advisory fees of the funds in its Expense Peer Group and the Foreign Small/Mid Value Expense Universe. The Board observed that the proposed advisory fee was the same as the Investment Advisor’s standard fee to manage separate accounts using its International Small Cap strategy for assets up to $100 million, and above that asset level, the Investment Advisor’s standard fee was lower than that of the Fund. The Board noted, however, that managing the SBH Small Cap Fund would require the Investment Advisor to oversee the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients that are not registered under the 1940 Act. The proposed total expenses (net of fee waivers) were below the median total expenses of the funds in the Expense Peer Group and Expense Universe.

Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered that the current annual advisory fee rate paid by each class of shares of the proposed predecessor to each of the SBH Emerging Markets Fund and the SBH Small Cap Fund was expected to increase by 0.25% and 0.30%, respectively, in connection with the Reorganizations, and that these increased fees are consistent with the advisory fees charged by the Investment Advisor for its management of the other similar fund portfolios for which it is responsible.  The Board also considered that while the fees and expenses of each class of shares of the SBH Emerging Markets Fund and the SBH Small Cap Fund are expected to differ from, and, in the aggregate, to be higher than, those of the corresponding class of its proposed Predecessor Fund following the Reorganizations, the fees and expenses of each Fund would be capped at levels that are equal to or less than the current fee and expense cap levels of the corresponding Predecessor Fund for a period of at least two years from the date of the Reorganization.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement with respect to each Fund was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board reviewed the estimated profitability to the Investment Advisor of its relationship with each Fund in its first year of operations taking into account estimated assets of $10 million for the SBH Emerging Markets Fund and $35 million for the SBH Small Cap Fund.  The Board noted that the Investment Advisor anticipated waiving almost its entire advisory fee with respect to the SBH Small Cap Fund and subsidizing certain operating expenses of the SBH Emerging Markets Fund, in addition to waiving its entire advisory fee, and that in each case the Investment Advisor did not anticipate it would realize any profits in the first year. The Board also noted that the potential benefits received by the Investment Advisor as a result of its relationship with each Fund (other than the payment of advisory fees) would include research made available to the Investment Advisor by broker-dealers providing execution services to the Fund, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board also noted that although the advisory agreement does not provide for fee breakpoints, the Predecessor Funds’ asset levels were currently too low to achieve significant economies of scale and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each Fund.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/15	10/31/15	5/1/15 – 10/31/15
Class A	Actual Performance	$1,000.00	$812.30	$6.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.74	7.53
Class I	Actual Performance	1,000.00	814.50	5.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.92	6.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended October 31, 2015 (Unaudited)

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/15	10/31/15	5/1/15 – 10/31/15
Class A	Actual Performance	$1,000.00	$964.90	$6.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.56
Class I	Actual Performance	1,000.00	965.40	5.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.24	6.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29% and 1.18% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill
540 West Madison Street, Suite 1900
Chicago, Illinois 60661

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill Emerging Markets Fund - Class A	SBHEX	46141Q 675
Segall Bryant & Hamill Emerging Markets Fund - Class I	SBEMX	46141Q 667
Segall Bryant & Hamill International Small Cap Fund - Class A	SBHSX	46141Q 659
Segall Bryant & Hamill International Small Cap Fund - Class I	SBSIX	46141Q 642

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 490-4999

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-490-4999.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2015	FYE 10/31/2014
Audit Fees	$30,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$5,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2015	FYE 10/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2015	FYE 10/31/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	1/08/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	1/08/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	1/08/16